LIFE INSURANCE
                               COMPANY OF NORTH AMERICA
                                  SEPARATE ACCOUNT A
                                 FINANCIAL STATEMENTS
                                  December 31, 1995
                                      (Audited)











          This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

          Life Insurance Company of North America
          Philadelphia, PA






                          Report of Independent Accountants


          To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America


          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the over all financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



          Price Waterhouse LLP
          Dallas, Texas
          February 15, 1996





LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
DECEMBER 31, 1995


    ASSETS


Investments at Market Value (Notes 1 and 2):


Seligman Growth Fund, Inc.

     1,522,350 qualified shares            (cost $9,694,985)      $7,946,672
       242,651 non-qualified shares        (cost $1,930,057)       1,266,638

Oppenheimer Fund

       141,444 qualified shares            (cost $1,258,469)       1,572,854
        20,656 non-qualified shares        (cost $194,549)           229,692

Delaware Group Decatur Fund, Inc.

       679,462 qualified shares            (cost $7,787,223)      12,352,606
       201,412 non-qualified shares        (cost $2,168,820)       3,661,665

Windsor Fund

       871,696 qualified shares            (cost $10,688,782)     12,665,738
        80,831 non-qualified shares        (cost $1,051,549)       1,174,469

Dreyfus Third Century Fund

       935,967 qualified shares            (cost $4,106,633)       7,712,364
        24,329 non-qualified shares        (cost $122,079)           200,469

Windsor Fund B

       216,744 qualified shares            (cost $3,661,880)       3,149,286
        85,057 non-qualified shares        (cost $1,355,781)       1,235,885

CIGNA High Yield Fund, Inc.

        88,871 qualified shares            (cost $915,925)           838,050
       123,467 non-qualified shares        (cost $1,147,009)       1,164,298

Total Assets                                                     $55,170,686

The accompanying notes are an integral part of these financial statements




CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Seligman Growth Fund, Inc.

       794,908 qualified accumulation      ($9.9969713 per unit)  $7,946,672
               units outstanding
       155,744 non-qualified accumulation  ($8.1328216 per unit)   1,266,638
               units outstanding

Oppenheimer Fund

       277,581 qualified accumulation      ($5.6662872 per unit)   1,572,854
               units outstanding
        41,395 non-qualified accumulation  ($5.5487759 per unit)     229,692
               units outstanding

Delaware Group Decatur Fund, Inc.

       735,388 qualified accumulation      ($16.7973999 per unit) 12,352,606
               units outstanding
       223,021 non-qualified accumulation  ($16.4184748 per unit)  3,661,665 units outstanding

Windsor Fund

     1,000,233 qualified accumulation      ($12.6627873 per unit) 12,665,738
               units outstanding
       104,906 non-qualified accumulation  ($11.1954373 per unit)  1,174,469 units outstanding

Dreyfus Third Century Fund

       528,552 qualified accumulation      ($14.5914959 per unit)  7,712,364
               units outstanding
        15,589 non-qualified accumulation  ($12.8596224 per unit)    200,469
               units outstanding

Windsor Fund B

       215,431 qualified accumulation      ($14.6185352 per unit)  3,149,286
               units outstanding
        83,861 non-qualified accumulation  ($14.7372993 per unit)  1,235,885 units outstanding

CIGNA High Yield Fund, Inc.

       149,774 qualified accumulation      ($5.5954326 per unit)     838,050
               units outstanding
       204,880 non-qualified accumulation  ($5.6828299 per unit)   1,164,298
               units outstanding

Contract Owners' Equity                                          $55,170,686

The accompanying notes are an integral part of these financial statements



LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
TWELVE MONTHS ENDED DECEMBER 31, 1995

                                                                     Seligman
                                                    Seligman         Growth
                                                    Growth           Fund Inc.
                                                    Fund Inc.        Non-
                                                    Qualified        Qualified

Investment Income:
Dividends                                           $  46,410     $    7,387

Expenses:
Mortality risk and expense                             66,184         10,280
fees guarantees (Notes 1 and 3)

Investment income - net                               (19,774)        (2,893)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               783,518        124,702

Net realized gain (loss) on investments:
Proceeds from sale of shares                          757,579         60,842
Cost of shares sold                                   646,775         50,705

Net realized gain (loss) on investments               110,804         10,137

Net unrealized gain (loss) on investments             925,855        147,963

Net realized and unrealized gain (loss)             1,820,177        282,802
on investments

Net Increase (Decrease) in Net Assets              $1,800,403     $  279,909
from Investment Operations



                                                                   Oppenheimer
                                                  Oppenheimer      Fund
                                                  Fund             Non-
                                                  Qualified        Qualified

Investment Income:
Dividends                                          $   24,835     $    3,646

Expenses:
Mortality risk and expense                             13,475          1,917
fees guarantees (Notes 1 and 3)

Investment income - net                                11,360          1,729


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               115,443         16,950

Net realized gain (loss) on investments:
Proceeds from sale of shares                          120,011          7,388
Cost of shares sold                                   104,676          6,671

Net realized gain (loss) on investments                15,335            717

Net unrealized gain (loss) on investments             166,101         24,414

Net realized and unrealized gain (loss)               296,879         42,081
on investments

Net Increase (Decrease) in Net Assets              $  308,239     $   43,810
from Investment Operations




                                                                    Delaware
                                                    Delaware        Group
                                                    Group           Decatur
                                                    Decatur         Fund, Inc.
                                                    Fund, Inc.      Non-
                                                    Qualified       Qualified

Investment Income:
Dividends                                          $  850,831     $  247,184

Expenses:
Mortality risk and expense                            106,628         30,395
fees guarantees (Notes 1 and 3)

Investment income - net                               744,203        216,789


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               475,112        140,983

Net realized gain (loss) on investments:
Proceeds from sale of shares                        2,095,402        387,012
Cost of shares sold                                 1,947,669        363,522

Net realized gain (loss) on investments               147,733         23,490

Net unrealized gain (loss) on investments           1,900,949        552,214

Net realized and unrealized gain (loss)             2,523,794        716,687
on investments

Net Increase (Decrease) in Net Assets              $3,267,997     $  933,476
from Investment Operations





                                                                    Windsor
                                                  Windsor           Fund
                                                  Fund              Non-
                                                  Qualified         Qualified

Investment Income:
Dividends                                          $  502,450     $   47,985

Expenses:
Mortality risk and expense                            109,997         10,874
fees guarantees (Notes 1 and 3)

Investment income - net                               392,453         37,111


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               952,209         87,948

Net realized gain (loss) on investments:
Proceeds from sale of shares                        2,050,353        220,927
Cost of shares sold                                 1,895,945        188,811

Net realized gain (loss) on investments               154,408         32,116

Net unrealized gain (loss) on investments           1,552,460        149,862

Net realized and unrealized gain (loss)             2,659,077        269,926
on investments

Net Increase (Decrease) in Net Assets              $3,051,530     $  307,037
from Investment Operations



                                                                   Dreyfus
                                                  Dreyfus          Third
                                                  Third            Century
                                                  Century          Non-
                                                  Qualified        Qualified
Investment Income:
Dividends                                          $  357,148      $   9,280

Expenses:
Mortality risk and expense                             63,813          1,643
fees guarantees (Notes 1 and 3)

Investment income - net                               293,335          7,637


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               182,930          4,753

Net realized gain (loss) on investments:
Proceeds from sale of shares                        1,139,938         32,040
Cost of shares sold                                   939,090         26,846

Net realized gain (loss) on investments               200,848          5,194

Net unrealized gain (loss) on investments           1,437,770         36,711

Net realized and unrealized gain (loss)             1,821,548         46,658
on investments

Net Increase (Decrease) in Net Assets              $2,114,833     $   54,295
from Investment Operations






                                                                     Windsor
                                                     Windsor         Fund B
                                                     Fund B          Non-
                                                     Qualified       Qualified

Investment Income:
Dividends                                          $  121,909     $   48,067

Expenses:
Mortality risk and expense                             25,906         10,195
fees guarantees (Notes 1 and 3)

Investment income - net                                96,003         37,872


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               235,922         92,557

Net realized gain (loss) on investments:
Proceeds from sale of shares                          264,628         59,503
Cost of shares sold                                   249,291         56,202

Net realized gain (loss) on investments                15,337          3,301

Net unrealized gain (loss) on investments             363,668        146,704

Net realized and unrealized gain (loss)               614,927        242,562
on investments

Net Increase (Decrease) in Net Assets              $  710,930     $  280,434
from Investment Operations




                                                  CIGNA High       CIGNA High
                                                  Yield Fund,      Yield Fund,
                                                  Inc.             Inc.  Non-
                                                  Qualified        Qualified

Investment Income:
Dividends                                          $   78,601     $  102,102

Expenses:
Mortality risk and expense                              6,862          8,748
fees guarantees (Notes 1 and 3)

Investment income - net                                71,739         93,354


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions
                                                            0              0
Net realized gain (loss) on investments:
Proceeds from sale of shares                           40,380        247,872
Cost of shares sold                                    40,638        244,871

Net realized gain (loss) on investments                  (258)         3,001

Net unrealized gain (loss) on investments              41,427         44,548

Net realized and unrealized gain (loss)                41,169         47,549
on investments

Net Increase (Decrease) in Net Assets              $  112,908     $  140,903
from Investment Operations


The accompanying notes are an integral part of these financial statements




LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
TWELVE MONTHS ENDED DECEMBER 31, 1995

                                                                     Seligman
                                                   Seligman          Growth
                                                   Growth            Fund Inc.
                                                   Fund Inc.         Non-
                                                   Qualified         Qualified

Investment Operations:
Investment income-net                              $  (19,774)    $   (2,893)
Realized capital gain distributions                   783,518        124,702
Net realized gain (loss) on investments               110,804         10,137
Net unrealized gain (loss) on investments             925,855        147,963

Net increase (decrease) in net                      1,800,403        279,909
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              25,476              0
in (Note 3)
Net contract surrenders and transfers                (610,678)       (36,775)
out (Note 3)
Benefit payments to annuitants                        (26,590)       (13,787)

Net Increase (Decrease) from accumulation            (611,792)       (50,562)
unit transactions
Net Increase (Decrease) in Net Assets               1,188,611        229,347
Net Assets:
Net assets at December 31, 1994                     6,758,061      1,037,291

Net assets at December 31, 1995                    $7,946,672     $1,266,638


                                                                   Oppenheimer
                                                   Oppenheimer     Fund
                                                   Fund            Non-
                                                   Qualified       Qualified


Investment Operations:
Investment income-net                              $   11,360     $    1,729
Realized capital gain distributions                   115,443         16,950
Net realized gain (loss) on investments                15,335            717
Net unrealized gain (loss) on investments             166,101         24,414

Net increase (decrease) in net                        308,239         43,810
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers               5,440              0
in (Note 3)
Net contract surrenders and transfers                 (91,120)             0
out (Note 3)
Benefit payments to annuitants                        (20,856)        (5,471)

Net Increase (Decrease) from accumulation            (106,536)        (5,471)
unit transactions
Net Increase (Decrease) in Net Assets                 201,703         38,339
Net Assets:
Net assets at December 31, 1994                     1,371,151        191,353

Net assets at December 31, 1995                    $1,572,854     $  229,692


                                                                    Delaware
                                                   Delaware         Group
                                                   Group            Decatur
                                                   Decatur          Fund, Inc.
                                                   Fund, Inc.       Non-
                                                   Qualified        Qualified
Investment Operations:
Investment income-net                              $  744,203     $  216,789
Realized capital gain distributions                   475,112        140,983
Net realized gain (loss) on investments               147,733         23,490
Net unrealized gain (loss) on investments           1,900,949        552,214

Net increase (decrease) in net                      3,267,997        933,476
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             201,326              0
in (Note 3)
Net contract surrenders and transfers              (1,990,869)      (267,678)
out (Note 3)
Benefit payments to annuitants                       (116,148)       (88,762)

Net Increase (Decrease) from accumulation          (1,905,691)      (356,440)
unit transactions
Net Increase (Decrease) in Net Assets               1,362,306        577,036
Net Assets:
Net assets at December 31, 1994                    10,990,300      3,084,629

Net assets at December 31, 1995                   $12,352,606    $ 3,661,665


                                                                    Windsor
                                                   Windsor          Fund
                                                   Fund             Non-
                                                   Qualified        Qualified

Investment Operations:
Investment income-net                              $  392,453     $   37,111
Realized capital gain distributions                   952,209         87,948
Net realized gain (loss) on investments               154,408         32,116
Net unrealized gain (loss) on investments           1,552,460        149,862

Net increase (decrease) in net                      3,051,530        307,037
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             252,459              0
in (Note 3)
Net contract surrenders and transfers              (1,629,691)      (210,054)
out (Note 3)
Benefit payments to annuitants                        (57,981)             0

Net Increase (Decrease) from accumulation          (1,435,213)      (210,054)
unit transactions
Net Increase (Decrease) in Net Assets               1,616,317         96,983
Net Assets:
Net assets at December 31, 1994                    11,049,421      1,077,486

Net assets at December 31, 1995                   $12,665,738    $ 1,174,469


                                                                     Dreyfus
                                                   Dreyfus           Third
                                                   Third             Century
                                                   Century           Non-
                                                   Qualified         Qualified

Investment Operations:
Investment income-net                              $  293,335     $    7,637
Realized capital gain distributions                   182,930          4,753
Net realized gain (loss) on investments               200,848          5,194
Net unrealized gain (loss) on investments           1,437,770         36,711

Net increase (decrease) in net                      2,114,883         54,295
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              41,821              0
in (Note 3)
Net contract surrenders and transfers              (1,108,894)       (29,853)
out (Note 3)
Benefit payments to annuitants                         (2,821)          (543)

Net Increase (Decrease) from accumulation          (1,069,894)       (30,396)
unit transactions
Net Increase (Decrease) in Net Assets               1,044,989         23,899
Net Assets:
Net assets at December 31, 1994                     6,667,375        176,570

Net assets at December 31, 1995                    $7,712,364     $  200,469


                                                                     Windsor
                                                   Windsor           Fund B
                                                   Fund B            Non-
                                                   Qualified         Qualified

Investment Operations:
Investment income-net                              $   96,003     $   37,872
Realized capital gain distributions                   235,922         92,557
Net realized gain (loss) on investments                15,337          3,301
Net unrealized gain (loss) on investments             363,668        146,704

Net increase (decrease) in net                        710,930        280,434
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             106,794              0
in (Note 3)
Net contract surrenders and transfers                (113,136)       (39,403)
out (Note 3)
Benefit payments to annuitants                        (82,392)        (1,518)

Net Increase (Decrease) from accumulation             (88,734)       (40,921)
unit transactions
Net Increase (Decrease) in Net Assets                 622,196        239,513
Net Assets:
Net assets at December 31, 1994                     2,527,090        996,372

Net assets at December 31, 1995                    $3,149,286     $1,235,885


                                                   CIGNA High      CIGNA High
                                                   Yield Fund,     Yield Fund,
                                                   Inc.            Inc.  Non-
                                                   Qualified       Qualified

Investment Operations:
Investment income-net                              $   71,739     $   93,354
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                  (258)         3,001
Net unrealized gain (loss) on investments                             44,548

Net increase (decrease) in net                        112,908        140,903
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              31,633        557,383
in (Note 3)
Net contract surrenders and transfers                 (32,213)      (234,842)
out (Note 3)
Benefit payments to annuitants                         (1,219)             0

Net Increase (Decrease) from accumulation              (1,799)       322,541
unit transactions
Net Increase (Decrease) in Net Assets                 111,109        463,444
Net Assets:
Net assets at December 31, 1994                       726,941        700,854

Net assets at December 31, 1995                    $  838,050     $1,164,298


The accompanying notes are an integral part of these financial statements




LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
TWELVE MONTHS ENDED DECEMBER 31, 1994


                                                                     Seligman
                                                  Seligman           Growth
                                                  Growth             Fund Inc.
                                                  Fund Inc.          Non-
                                                  Qualified          Qualified
Investment Operations:
Investment income-net                               $ (53,056)     $  (7,895)
Realized capital gain distributions                   675,091        103,694
Net realized gain (loss) on investments                (9,421)        (5,708)
Net unrealized gain (loss) on investments            (975,533)      (146,339)

Net increase (decrease) in net                       (362,919)       (56,248)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              32,306              0
in (Note 3)
Net contract surrenders and transfers                (839,882)       (87,067)
out (Note 3)
Benefit payments to annuitants                       (319,079)       (13,540)

Net Increase (Decrease) from accumulation          (1,126,655)      (100,607)
unit transactions
Net Increase (Decrease) in Net Assets              (1,489,574)      (156,855)
Net Assets:
Total assets at December 31, 1993                   8,247,635      1,194,146

Total assets at December 31, 1994                  $6,758,061     $1,037,291



                                                                   Oppenheimer
                                                  Oppenheimer      Fund
                                                  Fund             Non-
                                                  Qualified        Qualified

Investment Operations:
Investment income-net                             $        57    $      (209)
Realized capital gain distributions                   125,170         18,226
Net realized gain (loss) on investments                19,659         15,070
Net unrealized gain (loss) on investments            (153,059)       (35,268)

Net increase (decrease) in net                         (8,173)        (2,181)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              23,470              0
in (Note 3)
Net contract surrenders and transfers                (165,591)      (129,854)
out (Note 3)
Benefit payments to annuitants                         (8,223)        (5,114)

Net Increase (Decrease) from accumulation            (150,344)      (134,968)
unit transactions
Net Increase (Decrease) in Net Assets                (158,517)      (137,149)
Net Assets:
Total assets at December 31, 1993                   1,529,668        328,502

Total assets at December 31, 1994                  $1,371,151     $  191,353


                                                                    Delaware
                                                  Delaware          Group
                                                  Group             Decatur
                                                  Decatur           Fund, Inc.
                                                  Fund, Inc.        Non-
                                                  Qualified         Qualified

Investment Operations:
Investment income-net                              $  395,328     $  108,508
Realized capital gain distributions                   286,545         80,471
Net realized gain (loss) on investments               (42,769)       (15,043)
Net unrealized gain (loss) on investments            (844,957)      (238,695)

Net increase (decrease) in net                       (205,853)       (64,759)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             140,458         85,712
in (Note 3)
Net contract surrenders and transfers              (1,684,379)      (745,319)
out (Note 3)
Benefit payments to annuitants                        (52,020)       (40,101)

Net Increase (Decrease) from accumulation
unit transactions                                  (1,595,941)      (699,708)
Net Increase (Decrease) in Net Assets
Net Assets:                                        (1,801,794)      (764,467)

Total assets at December 31, 1993                  12,792,094      3,849,096

Total assets at December 31, 1994                 $10,990,300    $ 3,084,629


                                                                     Windsor
                                                    Windsor          Fund
                                                    Fund             Non-
                                                    Qualified        Qualified

Investment Operations:
Investment income-net                              $  312,000     $   29,906
Realized capital gain distributions                   638,667         62,199
Net realized gain (loss) on investments                28,550            297
Net unrealized gain (loss) on investments          (1,067,015)      (105,023)

Net increase (decrease) in net                        (87,798)       (12,621)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             248,626         57,320
in (Note 3)
Net contract surrenders and transfers              (1,207,202)             0
out (Note 3)
Benefit payments to annuitants                        (52,849)             0

Net Increase (Decrease) from accumulation          (1,011,425)        57,320
unit transactions
Net Increase (Decrease) in Net Assets              (1,099,223)        44,699
Net Assets:
Total assets at December 31, 1993                  12,148,644      1,032,787

Total assets at December 31, 1994                 $11,049,421    $ 1,077,486


                                                                     Dreyfus
                                                    Dreyfus          Third
                                                    Third            Century
                                                    Century          Non-
                                                    Qualified        Qualified

Investment Operations:
Investment income-net                              $  (12,547)      $   (496)
Realized capital gain distributions                   908,425         23,235
Net realized gain (loss) on investments               243,508         25,506
Net unrealized gain (loss) on investments          (1,847,060)       (66,830)

Net increase (decrease) in net                       (707,674)       (18,585)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              73,178          2,953
in (Note 3)
Net contract surrenders and transfers              (1,838,681)       (61,603)
out (Note 3)
Benefit payments to annuitants                         (1,734)          (474)

Net Increase (Decrease) from accumulation          (1,767,237)       (59,124)
unit transactions
Net Increase (Decrease) in Net Assets              (2,474,911)       (77,709)
Net Assets:
Total assets at December 31, 1993                   9,142,286        254,279

Total assets at December 31, 1994                  $6,667,375     $  176,570


                                                                     Windsor
                                                    Windsor          Fund B
                                                    Fund B           Non-
                                                    Qualified        Qualified

Investment Operations:
Investment income-net                              $   71,367     $   27,536
Realized capital gain distributions                   145,975         57,513
Net realized gain (loss) on investments                15,486          5,296
Net unrealized gain (loss) on investments            (251,110)       (98,499)

Net increase (decrease) in net                        (18,282)        (8,154)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             237,072         71,875
in (Note 3)
Net contract surrenders and transfers                (573,047)      (116,155)
out (Note 3)
Benefit payments to annuitants                        (17,777)        (1,370)

Net Increase (Decrease) from accumulation            (353,752)       (45,650)
unit transactions
Net Increase (Decrease) in Net Assets                (372,034)       (53,804)
Net Assets:
Total assets at December 31, 1993                   2,899,124      1,050,176

Total assets at December 31, 1994                  $2,527,090     $  996,372


                                                  CIGNA High       CIGNA High
                                                  Yield Fund,      Yield Fund,
                                                  Inc.             Inc.  Non-
                                                  Qualified        Qualified


Investment Operations:
Investment income-net                              $   80,500     $   67,215
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                   300        (51,921)
Net unrealized gain (loss) on investments             (84,786)       (14,642)

Net increase (decrease) in net                         (3,986)           652
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers                   0        301,175
in (Note 3)
Net contract surrenders and transfers                 (13,082)      (205,600)
out (Note 3)
Benefit payments to annuitants                         (1,182)             0

Net Increase (Decrease) from accumulation             (14,264)        95,575
unit transactions
Net Increase (Decrease) in Net Assets                 (18,250)        96,227
Net Assets:
Total assets at December 31, 1993                     745,191        604,627

Total assets at December 31, 1994                  $  726,941     $  700,854


The accompanying notes are an integral part of these financial statements




                       LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  SEPARATE ACCOUNT A

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1995



          Note 1. Organization

          Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

          The Windsor Fund has, with certain exceptions, ceased offering shares to investors; however, the Separate Account has obtained confirmation from the fund that it will continue to provide its shares for use as an underlying investment medium for eligible variable annuity contract holders.

          Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).


          Note 2. Significant Accounting Policies

          The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

          Following is a summary of the significant accounting policies of the Separate Account : (a) the market value investments is based on closing bid prices (net asset value) at December 31, 1995; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


          Note 3. Contract Owner Transactions

          Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the year ended December 31, 1995 were $506,577 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the general accumulation account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the general accumulation account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the year ended December 31, 1995 were as follows:

                    Transfers between Separate
                     Account A subdivisions              $99,405

                    Transfers from the general
                     accumulation account               $744,135

                    Transfers to the general
                     accumulation account               $693,720


          LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.


          Note 4. Income Taxes

          The  Separate Account  is taxed as  part of  LINA.   For the year
          ended December 31, 1995, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation,
          its ultimate parent.   LINA anticipates  that, for calendar  year
          1996, it will be taxed as a casualty insurance company as part of
          CIGNA  Corporation's consolidated  group.   Although LINA  may be
          taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance
          company.   Under the  current provisions of  the Internal Revenue
          Code, no Federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.


          Note 5. Effect of Revenue Ruling 81-225

          Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

          The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

          In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

          Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.


          Note 6. Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units
(the measure of ownership in the Separate Account) during the twelve months of 1995 and units outstanding at December 31, 1995 were as follows:


                                                                    Seligman
                                                   Seligman         Growth
                                                   Growth           Fund Inc.
                                                   Fund Inc.        Non-
                                                   Qualified        Qualified

Units outstanding at December 31, 1994           860,740             162,441

Units purchased and transfers in                   6,155                   0

Benefits, surrenders and transfers out           (71,987)             (6,697)

Units outstanding at December 31, 1995           794,908             155,744




                                                                  Oppenheimer
                                                 Oppenheimer      Fund
                                                 Fund             Non-
                                                 Qualified        Qualified

Units outstanding at December 31, 1994           297,953              42,469

Units purchased and transfers in                     984                   0

Benefits, surrenders and transfers out           (21,356)             (1,074)

Units outstanding at December 31, 1995           277,581              41,395


                                                                   Delaware
                                                  Delaware         Group
                                                  Group            Decatur
                                                  Decatur          Fund, Inc.
                                                  Fund, Inc.       Non-
                                                  Qualified        Qualified

Units outstanding at December 31, 1994           861,937             247,423

Units purchased and transfers in                   7,707                   0

Benefits, surrenders and transfers out          (134,256)            (24,402)

Units outstanding at December 31, 1995           735,388             223,021


                                                                    Windsor
                                                   Windsor          Fund
                                                   Fund             Non-
                                                   Qualified        Qualified

Units outstanding at December 31, 1994         1,125,072             124,149

Units purchased and transfers in                  20,743                   0

Benefits, surrenders and transfers out          (145,582)            (19,243)

Units outstanding at December 31, 1995         1,000,233             104,906


                                                                    Dreyfus
                                                 Dreyfus            Third
                                                 Third              Century
                                                 Century            Non-
                                                 Qualified          Qualified

Units outstanding at December 31, 1994           615,049              18,485

Units purchased and transfers in                   3,298                   0

Benefits, surrenders and transfers out           (89,795)             (2,896)

Units outstanding at December 31, 1995           528,552              15,589



                                                                     Windsor
                                                  Windsor            Fund B
                                                  Fund B             Non-
                                                  Qualified          Qualified

Units outstanding at December 31, 1994           222,969              87,428

Units purchased and transfers in                   7,700                   0

Benefits, surrenders and transfers out           (15,238)             (3,567)

Units outstanding at December 31, 1995           215,431              83,861




                                                CIGNA High         CIGNA High
                                                Yield Fund,        Yield Fund,
                                                Inc.               Inc.  Non-
                                                Qualified          Qualified

Units outstanding at December 31, 1994           150,508             142,960

Units purchased and transfers in                   5,774             109,496

Benefits, surrenders and transfers out            (6,508)            (47,576)

Units outstanding at December 31, 1995           149,774             204,880




The accumulation units for twelve of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1995 the number of accumulation units, the aggregate value of the'subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                               Accumulation         Aggregate
                                                  Units               Value
Seligman Growth Fund, Inc. Qualified              34,658            $346,475
Seligman Growth Fund, Inc. Non-Qualified          16,915            $137,567
Oppenheimer Fund Qualified                         7,472            $ 42,338
Oppenheimer Fund Non-Qualified                    15,074            $ 83,642
Delaware Group Decatur Fund,                      36,094            $585,029
Inc. Qualified
Delaware Group Decatur Fund,                      41,157            $652,019
Inc.  Non-Qualified
Windsor Fund Qualified                            53,299            $674,914
Dreyfus Third Century Qualified                    1,122            $ 16,372
Dreyfus Third Century Non-Qualified                  561            $  7,214
Windsor Fund B Qualified                           1,765            $ 25,802
Windsor Fund B Non-Qualified                       1,746            $ 25,731
CIGNA High Yield Fund, Inc. Qualified              2,645            $ 14,800


                                                  Monthly           Annuity
                                               Annuity Units       Unit Value

Seligman Growth Fund, Inc. Qualified                 980           4.2086357
Seligman Growth Fund, Inc. Non-Qualified             926           3.4245534
Oppenheimer Fund Qualified                           245           2.3962961
Oppenheimer Fund Non-Qualified                       266           2.3473670
Delaware Group Decatur Fund,                       1,090           6.8778135
Inc. Qualified
Delaware Group Decatur Fund,                         731           6.6773803
Inc.  Non-Qualified
Windsor Fund Qualified                             1,181           5.3567941
Dreyfus Third Century Qualified                      155           3.2537079
Dreyfus Third Century Non-Qualified                   19           3.2165349
Windsor Fund B Qualified                             108           2.1631062
Windsor Fund B Non-Qualified                         103           1.3700160
CIGNA High Yield Fund, Inc. Qualified                 48           3.4718483


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